Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total revenues	$ 755,763	$ 431,178	$ 550,543
Increase in cost of goods and services sold	360,576	77,368	53,604
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	359,443	6,696	11,218
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	119,830	26,250	30,591
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	67,245	0	0
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	104,870	92,828	48,223
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	651,388	125,774	90,032
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	35,531	50,964	54,593
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	16,898	45,745	30,597
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	7,357	15,391	12,184
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	59,786	112,100	97,374
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	28,629	33,436	29,973
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	8,829	12,946	13,834
LNG terminal management, consultancy, procurement and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	7,131	6,986	9,222
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	44,589	53,368	53,029
Net Pool - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	0	91,854	173,747
Net Pool - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	0	22,718	79,457
Net Pool - LR2
Disaggregation of Revenue [Line Items]
Total revenues	0	25,353	48,599
Net Pool - MR2
Disaggregation of Revenue [Line Items]
Total revenues	0	11	8,305
Net pool revenues
Disaggregation of Revenue [Line Items]
Total revenues	0	$ 139,936	$ 310,108
ASU 2014-09
Disaggregation of Revenue [Line Items]
Increase in cost of goods and services sold	292,600
ASU 2014-09 | Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 292,600